Other equity instruments (Narrative) (Details) - GBP (£) £ in Millions		Jun. 30, 2018	Dec. 31, 2017		Jun. 30, 2017	Dec. 31, 2016
Equity		£ 63,168	£ 66,016	[1]	£ 66,263	£ 71,365
Other equity instruments [member]
Equity	[2]	8,938	8,941		£ 7,694	£ 6,449
Other equity instruments [member] | AT1 Securities [member]
Equity		£ 8,938	£ 8,941

[1]

B arclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages [xx] to [xx], Note 21, Transition disclosures on pages [xx] to [xx] and the Credit risk disclosures on page X toX and X.

[2]	Details of share capital, other equity instruments and other reserves are shown on pages [xx] to [xx].